Related party transactions - Summary of transactions between related parties (Detail) - Associates [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	€ 3,591	€ 2,931	€ 2,452
Expense	(6,649)	(6,165)	(2,429)
Trade receivables	1,787	648
Trade payables	(598)	(507)
Nsoft [Member]
Disclosure of transactions between related parties [line items]
Revenue	1,861	1,347	1,633
Expense	(906)	(706)	(571)
Trade receivables	204	98
Trade payables	0	0
Bayes [Member]
Disclosure of transactions between related parties [line items]
Revenue	1,730	1,585	819
Expense	(5,742)	(5,460)	€ (1,858)
Trade receivables	1,582	550
Trade payables	€ (598)	€ (507)